Bank Borrowings (Details) - Schedule of Bank Borrowings	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Aug. 03, 2023 HKD ($)	Nov. 30, 2022 HKD ($)
Schedule of Bank Borrowings [Abstract]
Within 12 months	$ 460,502	$ 58,967		$ 454,584
Over 1 year	2,493,663	319,311		2,953,174
Total	$ 2,954,165	$ 378,278	$ 3,483,000	$ 3,407,758